25. FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (Details 11) - BRL (R$) R$ in Thousands	Dec. 31, 2019		Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets amortized cost	R$ (19,471,439)		R$ (24,011,159)
Assets at fair value through other comprehensive income - Equity instruments	26,678		139,469
Assets at fair value through other comprehensive income - Debt instruments	19,285		16,398
Assets fair value through profit and loss	2,679,427		4,607,650
Assets fair value	(16,746,049)		(19,247,642)
Liabilities fair value	(11,733,523)		(9,148,087)
Loans and Financing [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities amortized cost	(18,620,279)	[1]	(22,165,444)
Liabilities at fair value through other comprehensive income - Equity instruments		[1]
Liabilities at fair value through other comprehensive income - Debt instruments		[1]
Liabilities fair value through profit and loss		[1]
Liabilities fair value	(18,620,279)	[1]	(22,165,444)
Supply Chain Finance [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities amortized cost	(842,037)		(875,300)
Liabilities at fair value through other comprehensive income - Equity instruments
Liabilities at fair value through other comprehensive income - Debt instruments
Liabilities fair value through profit and loss
Liabilities fair value	(842,037)		(875,300)
Trade Accounts Payable [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities amortized cost	(5,796,766)		(5,500,008)
Liabilities at fair value through other comprehensive income - Equity instruments
Liabilities at fair value through other comprehensive income - Debt instruments
Liabilities fair value through profit and loss
Liabilities fair value	(5,796,766)		(5,500,008)
Cash and Bank Accounts [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets amortized cost	2,289,787		722,838
Assets at fair value through other comprehensive income - Equity instruments
Assets at fair value through other comprehensive income - Debt instruments
Assets fair value through profit and loss
Assets fair value	2,289,787		722,838
Cash Equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets amortized cost
Assets at fair value through other comprehensive income - Equity instruments
Assets at fair value through other comprehensive income - Debt instruments
Assets fair value through profit and loss	1,947,998		4,146,724
Assets fair value	1,947,998		4,146,724
Marketable Securities [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets amortized cost	265,783		331,395
Assets at fair value through other comprehensive income - Equity instruments	26,678		139,469
Assets at fair value through other comprehensive income - Debt instruments	19,285		16,398
Assets fair value through profit and loss	413,788		310,398
Assets fair value	725,534		797,660
Restricted Cash [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets amortized cost	296,294		861,621
Assets at fair value through other comprehensive income - Equity instruments
Assets at fair value through other comprehensive income - Debt instruments
Assets fair value through profit and loss
Assets fair value	296,294		861,621
Trade Accounts Receivables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets amortized cost	2,811,902		2,409,667
Assets at fair value through other comprehensive income - Equity instruments
Assets fair value through profit and loss	225,941		203,224
Assets fair value	3,037,843		2,612,891
Other Receivables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets amortized cost	123,877		204,072
Assets at fair value through other comprehensive income - Equity instruments
Assets at fair value through other comprehensive income - Debt instruments
Assets fair value through profit and loss
Assets fair value	123,877		204,072
Derivatives Designated as Hedge Accounting [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets amortized cost		[2]
Assets at fair value through other comprehensive income - Equity instruments		[2]
Assets at fair value through other comprehensive income - Debt instruments		[2]
Assets fair value through profit and loss	191,920	[2]	140,952
Assets fair value	191,920	[2]	140,952
Liabilities amortized cost		[2]
Liabilities at fair value through other comprehensive income - Equity instruments		[2]
Liabilities at fair value through other comprehensive income - Debt instruments		[2]
Liabilities fair value through profit and loss	(122,246)	[2]	(110,774)
Liabilities fair value	(122,246)	[2]	(110,774)
Derivatives Not Designated [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets amortized cost
Assets at fair value through other comprehensive income - Equity instruments
Assets at fair value through other comprehensive income - Debt instruments
Assets fair value through profit and loss	53,395		41,387
Assets fair value	53,395		41,387
Liabilities amortized cost
Liabilities at fair value through other comprehensive income - Equity instruments
Liabilities at fair value through other comprehensive income - Debt instruments
Liabilities fair value through profit and loss	(31,369)		(124,261)
Liabilities fair value	R$ (31,369)		R$ (124,261)

[1]	All loans and financing are measured at amortized cost. Those designated as hedge accounting have their gains and losses also affecting shareholders' equity.
[2]	All derivatives are measured at fair value. Those designated as hedge accounting have their gains and losses also affecting other comprehensive income and inventories.